Consolidated Statements of Changes in Shareholders' Deficit - USD ($)		Total		Additional Paid-in Capital [Member]		Accumulated Deficit [Member]	Common Class A [Member] Ordinary Shares [Member]	Common Class B [Member] Ordinary Shares [Member]	ColdQuanta, Inc. dba Infleqtion [Member]	ColdQuanta, Inc. dba Infleqtion [Member] Ordinary Shares [Member]	ColdQuanta, Inc. dba Infleqtion [Member] Additional Paid-in Capital [Member]	ColdQuanta, Inc. dba Infleqtion [Member] Accumulated Deficit [Member]	ColdQuanta, Inc. dba Infleqtion [Member] Accumulated Other Comprehensive Income Loss [Member]	ColdQuanta, Inc. dba Infleqtion [Member] Series Seed Convertible Redeemable Preferred Stock [Member] Convertible Redeemable Preferred Stock [Member]	ColdQuanta, Inc. dba Infleqtion [Member] Series Seed II Convertible Redeemable Preferred Stock [Member] Convertible Redeemable Preferred Stock [Member]	ColdQuanta, Inc. dba Infleqtion [Member] Series A Convertible Redeemable Preferred Stock [Member] Convertible Redeemable Preferred Stock [Member]	ColdQuanta, Inc. dba Infleqtion [Member] Series B Convertible Redeemable Preferred Stock [Member] Convertible Redeemable Preferred Stock [Member]	ColdQuanta, Inc. dba Infleqtion [Member] Series B1 Convertible Redeemable Preferred Stock [Member] Convertible Redeemable Preferred Stock [Member]	ColdQuanta, Inc. dba Infleqtion [Member] Series C Convertible Redeemable Preferred Stock [Member] Convertible Redeemable Preferred Stock [Member]	ColdQuanta, Inc. dba Infleqtion [Member] Series C1 Convertible Redeemable Preferred Stock [Member] Convertible Redeemable Preferred Stock [Member]
Beginning balance at Dec. 31, 2023									$ (135,169,000)	$ 4,000	$ 10,468,000	$ (145,527,000)	$ (114,000)	$ 6,526,000	$ 10,411,000	$ 36,658,000	$ 107,395,000	$ 32,990,000	$ 0	$ 0
Beginning balance (shares) at Dec. 31, 2023										35,831,766				24,871,033	27,499,984	101,515,976	107,814,417	32,419,574	0	0
Net loss									(53,764,000)			(53,764,000)
Ending balance at Dec. 31, 2024		$ (26,910)		$ 23,964		$ (51,910)	$ 0	$ 1,036	(183,175,000)	$ 5,000	15,751,000	(199,291,000)	360,000	$ 6,526,000	$ 10,411,000	$ 36,658,000	$ 112,145,000	$ 32,990,000	$ 22,503,000	$ 26,351,000
Ending balance (shares) at Dec. 31, 2024							0	10,350,000		45,512,715				24,871,033	27,499,984	101,515,976	113,956,319	32,419,574	20,508,938	22,869,771
Convertible redeemable preferred stock issue, net																	$ 6,141,902,000		$ 20,508,938,000
Convertible redeemable preferred stock issue, net, Shares																	4,750		22,503
SAFE notes conversion, Shares																				22,869,771
SAFE notes conversion , Values																				$ 26,351,000
Common stock issued in acquisition , Shares										4,457,536
Common stock issued in acquisition , Value									436,000		436,000
Issuance of contingent consideration shares									50,000		50,000
Stock-based compensation expense									$ 3,741,000		3,741,000
Stock options exercised , Shares									5,223,413	5,223,413
Stock options exercised ,Value									$ 1,057,000	$ 1,000	1,056,000
Other comprehensive loss									474,000				474,000
Beginning balance at Jan. 03, 2024		0		0		0	$ 0	$ 0
Beginning balance (shares) at Jan. 03, 2024							0	0
Issuance of Class B ordinary shares to Sponsor		25,000	[1],[2]	23,964	[1],[2]	0		$ 1,036
Issuance of Class B ordinary shares to Sponsor (shares)	[1],[2]							10,350,000
Net loss		(51,910)				(51,910)
Ending balance at Dec. 31, 2024		(26,910)		23,964		(51,910)	$ 0	$ 1,036	(183,175,000)	$ 5,000	15,751,000	(199,291,000)	360,000	$ 6,526,000	$ 10,411,000	$ 36,658,000	$ 112,145,000	$ 32,990,000	$ 22,503,000	$ 26,351,000
Ending balance (shares) at Dec. 31, 2024							0	10,350,000		45,512,715				24,871,033	27,499,984	101,515,976	113,956,319	32,419,574	20,508,938	22,869,771
Accretion for Class A Ordinary Shares to redemption amount		(17,458,490)		(6,821,553)		(10,636,937)
Sale of 300,000 Private Placement Units		$ 3,000,000		2,999,970		0	$ 30	$ 0
Sale of 300,000 Private Placement Units (shares)		300,000					300,000	0
Fair Value of Public Warrants at issuance		$ 3,177,450		3,177,450		0
Allocated value of transaction costs to Class A Ordinary Shares		(47,303)		(47,303)		0
Fair value of Founder Share transfer or contributed		667,472		$ 667,472		0
Net loss		(66,931,068)				(66,931,068)			(31,795,000)			(31,795,000)
Ending balance at Dec. 31, 2025		$ (77,618,849)				$ (77,619,915)	$ 30	$ 1,036	(208,247,000)	$ 5,000	21,928,000	$ (231,086,000)	906,000	$ 6,526,000	$ 10,411,000	$ 36,658,000	$ 112,145,000	$ 32,990,000	$ 71,733,000	$ 26,351,000
Ending balance (shares) at Dec. 31, 2025							300,000	10,350,000		50,227,011				24,871,033	27,499,984	101,515,976	113,956,319	32,419,574	60,399,952	22,869,771
Convertible redeemable preferred stock issue, net																			$ 39,891,014,000
Convertible redeemable preferred stock issue, net, Shares																			49,230
Settlement of contingent liability with common stock									2,163,000		2,163,000
Stock-based compensation expense									$ 3,056,000		3,056,000
Stock options exercised , Shares									4,714,295	4,714,296
Stock options exercised ,Value									$ 958,000		$ 958,000
Other comprehensive loss									$ 546,000				$ 546,000

[1]	As of December 31, 2024, included an aggregate of up to 1,350,000 Class B Ordinary Shares, subject to forfeiture if the over-allotment option was not exercised in full or in part by the underwriters (Note 5). On May 15, 2025, the “Company consummated its Initial Public Offering and sold 41.4 million Public Units, which included the full exercise of the underwriters’ over-allotment option, hence the 1,350,000 Class B Ordinary Shares are no longer subject to forfeiture.
[2]	On February 15, 2024, the Sponsor acquired an aggregate of 7,187,500 Founder Shares for approximately $0.003 per share. In April 2025, the Company effected a share capitalization in the form of a share dividend of approximately 0.2 fully paid Class B Ordinary Shares for each Class B Ordinary Share in issue. In May 2025, the Company issued an additional 1,725,000 Class B Ordinary Shares in a share capitalization, resulting in the Sponsor, holding an aggregate of 10,350,000 Founder Shares. All share and per-share data have been retrospectively presented.